Note 19 - Regulatory Matters (Detail) - Capital Ratios and the Regulatory Minimum Requirements (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
The Company [Member]
Total capital (to risk-weighted assets) amount (in Dollars)	$ 49,885		$ 46,339
Total capital (to risk-weighted assets) ratio	15.25%		14.18%
Total capital (to risk-weighted assets) amount required for capital adequacy purposes (in Dollars)	26,163		26,149
Total capital (to risk-weighted assets) ratio required for capital adequacy purposes	8.00%		8.00%
Tier 1 capital (to risk-weighted assets) amount (in Dollars)	45,745		42,172
Tier 1 capital (to risk-weighted assets) ratio	13.99%		12.90%
Tier 1 capital (to risk-weighted assets) amount required for capital adequacy purposes (in Dollars)	13,081		13,074
Tier 1 capital (to risk-weighted assets) ratio required for capital adequacy purposes	4.00%	[1]	4.00%	[1]
Tier 1 capital (to average assets) amount (in Dollars)	45,745		42,172
Tier 1 capital (to average assets) ratio	10.47%		9.73%
Tier 1 capital (to average assets) amount required for capital adequacy purposes (in Dollars)	17,474		17,342
Tier 1 capital (to average assets) ratio required for capital adequacy purposes	4.00%	[1]	4.00%	[1]
The Bank [Member]
Total capital (to risk-weighted assets) amount (in Dollars)	46,897		42,766
Total capital (to risk-weighted assets) ratio	14.43%		13.18%
Total capital (to risk-weighted assets) amount required for capital adequacy purposes (in Dollars)	26,008		25,962
Total capital (to risk-weighted assets) ratio required for capital adequacy purposes	8.00%		8.00%
Total capital (to risk-weighted assets) amount required to be well-capitalized under prompt corrective action provisions (in Dollars)	32,510		32,453
Total capital (to risk-weighted assets) ratio required to be well-capitalized under prompt corrective action provisions	10.00%		10.00%
Tier 1 capital (to risk-weighted assets) amount (in Dollars)	42,781		38,620
Tier 1 capital (to risk-weighted assets) ratio	13.16%		11.90%
Tier 1 capital (to risk-weighted assets) amount required for capital adequacy purposes (in Dollars)	13,004		12,981
Tier 1 capital (to risk-weighted assets) ratio required for capital adequacy purposes	4.00%		4.00%
Tier 1 capital (to risk-weighted assets) amount required to be well-capitalized under prompt corrective action provisions (in Dollars)	19,506		19,472
Tier 1 capital (to risk-weighted assets) ratio required to be well-capitalized under prompt corrective action provisions	6.00%		6.00%
Tier 1 capital (to average assets) amount (in Dollars)	42,781		38,620
Tier 1 capital (to average assets) ratio	9.94%		8.91%
Tier 1 capital (to average assets) amount required for capital adequacy purposes (in Dollars)	17,224		17,344
Tier 1 capital (to average assets) ratio required for capital adequacy purposes	4.00%		4.00%
Tier 1 capital (to average assets) amount required to be well-capitalized under prompt corrective action provisions (in Dollars)	$ 21,530		$ 21,680
Tier 1 capital (to average assets) ratio required to be well-capitalized under prompt corrective action provisions	5.00%		5.00%

[1]	Minimum requirements for bank holding companies. Bank holding companies with higher levels of risks, or that are experiencing or anticipating significant growth, are also expected to maintain capital well above the minimums.